Initial Public Offering (Details) - USD ($)	1 Months Ended		5 Months Ended	13 Months Ended
	Nov. 16, 2020	Oct. 19, 2020	Dec. 31, 2020	Oct. 19, 2021	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Price per unit		$ 10			$ 0.0001
Price per unit			$ 10.15
Deferred underwriting commissions (in Dollars)		$ 4,000,000
Net proceeds (in Dollars)			$ 3,800,000
Purchase additional unit (in Shares)			1,725,000
Forfeited shares (in Shares)	431,250
Issued and outstanding shares after the initial public offering	20.00%
Underwriting discount per unit			$ 0.2
Underwriting discount (in Dollars)			$ 2,300,000
Aggregate payable per unit			$ 0.35
Aggregate payable amount (in Dollars)			$ 4,000,000
Initial public offering shares issued (in Shares)		11,500,000
Gross proceeds (in Dollars)		$ 115,000,000
Offering costs incurred (in Dollars)		$ 6,700,000
Maximum [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares outstanding (in Shares)	3,306,250
Minimum [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares outstanding (in Shares)	2,875,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per unit		$ 11,500,000
Price per unit		$ 10
Gross proceeds (in Dollars)		$ 115,000,000
Offering costs (in Dollars)		6,700,000
Deferred underwriting commissions (in Dollars)				$ 4,000,000
Initial Public Offering [Member] | Public Units [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions (in Dollars)		$ 4,000,000
Private Placement [Member]
Initial Public Offering (Details) [Line Items]
Price per unit		$ 10	$ 1.5		1.5
Price per unit			1.5
Net proceeds (in Dollars)		$ 115,000,000
Initial public offering shares issued (in Shares)		115,000,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per unit					11.5
Price per unit			11.5
Common stock, par value			$ 0.0001		$ 0.0001
Common stock shares outstanding (in Shares)			0		2,875,000
Common stock par value					$ 0.0001
Class A Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per unit		$ 10		$ 10
Deferred underwriting commissions (in Dollars)		$ 4,000,000